Securities, 424I - Securities, 424I: 1	Nov. 13, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.00014%
Amount of Registration Fee	$ 6,905